Investment Risks - Large-Cap Value Portfolio	Mar. 23, 2026
Quantitative Modeling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Quantitative Modeling Risk: In managing the Fund, the sub-adviser employs quantitative models as an investment management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies). When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. There is no guarantee that the sub-adviser’s use of quantitative models will result in effective investment decisions.
Foreign (Non-U.S.) Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary receipts are also subject to these risks.